SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SHARE CAPITAL

11. SHARE CAPITAL

(a)	AUTHORIZED

Unlimited number of common shares

One special voting share

(b)	COMMON SHARES ISSUED

	Number of Shares	Amount
Balance, January 1, 2021	29,461,811	$114,586,260
Funds from the exercise of stock options	1,001,519	3,124,392
Fair value of stock options exercised	-	2,699,042
Issued on the conversion of convertible debentures (Note 10)	1,119,750	3,571,342
Fair value of warrants issued upon conversion of convertible debentures	-	(1,229,305)
Funds from the exercise of warrants	3,144,750	12,994,358
Fair value of warrants exercised	-	5,351,586
Funds from Common shares issued on private placement	1,764,720	11,815,595
Fair value of warrants issued on private placement	-	(3,766,007)
Share issue costs	-	(1,143,034)
Fair value of broker warrants issued as share issue costs	-	(288,197)
Shares issued to settle accounts payable	1,678	13,814
Balance, December 31, 2021	36,494,228	147,729,846
Funds from Common shares issued on private placement	1,126,635	3,184,332
Fair value of warrants issued on private placement	-	(656,734)
Share issue costs	-	(247,892)
Shares issued to settle accounts payable	5,422	40,029
Funds from the exercise of stock options	143,437	418,845
Fair value of stock options exercised	-	374,129
Funds from the exercise of warrants and compensation warrants	72,500	284,437
Fair value of warrants and compensation warrants exercised	-	79,547
Adjustment for 10 for 1 share consolidation	(272)	-
Balance, December 31, 2022	37,841,950	151,206,539
Funds from common shares issued through ATM financing	227,673	983,194
Funds from Common shares issued on private placement	1,786,000	1,607,400
Fair value of warrants issued on private placement	-	(954,537)
Share issue costs	-	(578,317)
Funds from the exercise of stock options	268,356	668,259
Fair value of stock options exercised	-	587,035
Funds from the exercise of warrants and compensation warrants	2,364,066	7,767,067
Fair value of warrants and compensation warrants exercised	-	4,418,783
Balance, December 31, 2023	42,488,045	$165,705,423

2021

On February 11, 2021, the Company completed a brokered private placement offering of 1,764,720 units at a price of $6.70 (CAD$8.50) per unit for gross proceeds of $11,815,595 (CAD$15,000,120). Each unit consists of one common share and one common share purchase warrant. Each whole warrant entitles the holder to purchase one common share of the Company at a price of $9.00 (CAD$11.50) per share until February 11, 2023. At any time after June 12, 2021, the Company reserves the right to accelerate the expiry of the warrants if the Company’s average stock price exceeds $18.10 (CAD$23.00) for a period of 10 consecutive trading days. The broker was paid a cash commission of $708,667 (CAD$900,007) equating to 6% of the gross proceeds and received 105,883 broker warrants. Each broker warrant is exercisable into one common share of the Company at a price of $6.70 (CAD$8.50) per broker warrant until February 11, 2023. The Company incurred additional share issuance costs of $434,367 directly related to the private placement and warrant exercises.

The fair value of the share purchase warrants and broker warrants was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: dividend yield of 0%, risk-free interest rate of 0.19%, volatility of 75.26%, and estimated life of 2 years. The estimated fair value assigned to the warrants and broker warrants was $3,766,007 and $288,197, respectively.

2022

In 2020, the Company engaged with a firm to assist with its shareholder communications strategy. The terms of the agreement require the Company to issue common shares at certain pre-determined dates in satisfaction of past services rendered. During the year ended December 31, 2022, the Company settled $40,029 (2021 - $13,814) in accounts payable related to services rendered in 2022 under this agreement by issuing 5,422 (2021 - 1,678) common shares at a price of $7.38 (CAD$9.38) (2021 - $8.20 (CAD$10.10)) per share to the firm.

On December 2, 2022, the Company completed a non-brokered private placement offering of 1,126,635 units at a price of $2.78 (CAD$3.81) per unit for gross proceeds of $3,184,332 (CAD$4,292,479). Each unit consists of one common share and one half common share purchase warrant. Each whole warrant entitles the holder to purchase one common share of the Company at a price of $3.61 (CAD$4.95) per share until December 2, 2025. The Company paid finders’ fees aggregating to $42,090 (CAD$57,897) to four firms. The Company paid other share issue costs of $205,802 related to this private placement offering.

One director subscribed for 10,000 units of this private placement offering for gross proceeds of $27,800 (CAD$38,100).

The fair value of the share purchase warrants and broker warrants was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: dividend yield of 0%, risk-free interest rate of 3.48%, volatility of 69.93%, and estimated life of 3 years. The estimated fair value assigned to the warrants was $656,734.

2023

During the year ended December 31, 2023, the Company raised gross proceeds of $983,194 from the issuance of 227,673 common shares through an Equity Distribution Agreement, (“EDA”) with multiple agents. Pursuant to the EDA, the Company established an at-the-market (“ATM”) equity offering program whereby the Company may, at its discretion, during the term of the ATM agreement issue and sell, through the agents such number of common shares of the Company as would result in aggregate gross proceeds to the Company of up to US$30 million. The agents were paid a commission of 3% or $29,486 of the gross proceeds raised through the ATM. The Company incurred additional financing costs including legal and filing fees of $291,226.

On December 4, 2023, the Company raised gross proceeds of $1,607,400 from the issuance of 1,786,000 units through an underwritten public offering in the United States (the “Offering”). The Offering consisted of 1,600,000 common shares of the Company and warrants to purchase up to 1,600,000 common shares of the Company at a combined public offering price of US$0.90 per common share and accompanying warrant. Each warrant has an exercise price of US$1.12 per common share and is exercisable for five years from the date of issuance. In addition, the Company granted the underwriter a 45 day option to purchase up to an additional 240,000 common shares and/or warrants to purchase up to an additional 240,000 common shares at the public offering price in any combination, less underwriting discounts and commissions, which the underwriter has partially exercised to purchase 186,000 additional common shares and additional warrants to purchase up to 186,000 common shares. The agents were paid a commission of 7% or $112,518 of the gross proceeds raised. The Company incurred additional financing costs including legal and filing fees of $145,089.

The fair value of the share purchase warrants was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: dividend yield of 0%, risk-free interest rate of 3.54%, volatility of 75.66%, and estimated life of 5 years. The estimated fair value assigned to the warrants was $954,537 (Note 10).

Share Consolidation

On February 24, 2022, the Company filed Articles of Amendment to consolidate its common shares on a ten-for-one basis. For further clarity, for every ten (10) pre-consolidated common shares, shareholders received one (1) post-consolidated common share. On February 28, 2022, the Company’s common shares began trading on the TSX Venture Exchange on a post consolidation basis. The Company’s name and trading symbol remained unchanged. All references to share and per share amounts in these consolidated financial statements and accompanying notes to the consolidated financial statements have been retroactively restated to reflect the ten-for-one share consolidation.